Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note L    Income Taxes

The benefit for income taxes is as follows:

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Current
Federal	$0	$0	$29
State	7	10	24
Deferred
Federal	0	0	(29)
State	(7)	(10)	(24)

	$0	$0	$0

The difference between the total expected tax benefit (computed by applying the U.S. Federal tax rate of 35% to pretax income in 2012, 2011 and 2010) and the reported income tax benefit relating to loss before income taxes is as follows:

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Tax rate applied to income (loss) before income taxes	$(249)	$2,333	$(11,622)
Increase (decrease) resulting from the effects of:
Tax exempt interest on obligations of states and political subdivisions	(118)	(143)	(177)
State income taxes	(27)	(173)	506
Stock compensation	28	132	150
Expiration of capital loss carryforward	354	0	0
Other	53	281	174

Federal tax provision (benefit) before valuation allowance	41	2,430	(10,969)
State tax provision (benefit) before valuation allowance	76	494	(1,666)

Total income tax provision (benefit)	117	2,924	(12,635)
Change in valuation allowance	(117)	(2,924)	12,635

Income tax provision (benefit)	$0	$0	$0

The net deferred tax assets (liabilities) are comprised of the following:

	December 31
	2012	2011
	(In thousands)
Allowance for loan losses	$8,964	$10,372
Other real estate owned	1,521	4,009
Capital losses	26	384
Accrued stock compensation	492	417
Federal tax loss carryforward	44,755	42,235
State tax loss carryforward	8,202	8,010
Alternative minimum tax carryforward	1,304	1,304
Deferred compensation	1,162	1,202
Other	990	306

Gross deferred tax assets	67,416	68,239
Less: Valuation allowance	(44,821)	(44,938)

Deferred tax assets net of valuation allowance	22,595	23,301
Depreciation	(1,514)	(1,694)
Deposit base intangible	(538)	(843)
Net unrealized securities gains	(1,972)	(3,287)
Accrued interest and fee income	(620)	(661)

Gross deferred tax liabilities	(4,644)	(6,485)

Net deferred tax assets	$17,951	$16,816

Although realization is not assured, the Company believes that the realization of the recognized net deferred tax asset of $18.0 million is more likely than not based on expectations as to future taxable income and available tax planning strategies, as defined in ASC 740, that could be implemented if necessary to prevent a carryforward from expiring. The Company’s net deferred tax asset (DTA) of $18.0 million consists of approximately $49.0 million of net U.S. federal DTAs, $13.8 million of net state DTAs, a $34.1 million federal DTA valuation allowance, and a $10.7 million state DTA valuation allowance.

As a result of the losses incurred in 2008, the Company reached a three-year cumulative pretax loss position at December 31, 2008. Losses in 2009 and 2010 added to this cumulative loss position that is considered significant negative evidence in assessing the realizability of a DTA. Cumulative earnings for 2011 and 2012 provide positive evidence that moderates the influence of this negative evidence, allowing for greater consideration of future taxable income, exclusive of tax planning strategies, in the Company’s estimation of the realizability of the DTAs. In general, the Company would need to generate approximately $140 million of taxable income during the respective carryforward periods to fully realize its federal DTAs, and $251 million to realize state DTAs. The Company believes only a portion of the federal and state DTAs can be realized from tax planning strategies and a forecast of taxable earnings; therefore, a valuation allowance of $34.1 million and $10.7 million was recorded, respectively, for federal and state DTAs. The amount of the DTA considered realizable, however, could be reduced if estimates of future taxable income during the carryforward period are lower than forecasted due to further deterioration in market conditions.

The federal and state net operating loss carryforwards of $127.9 million and $229.4 million, respectively expire in various amounts annually beginning in 2029 and run through 2032.

The Company recognizes interest and penalties, as appropriate, as part of the provisioning for income taxes. No interest or penalties were accrued at December 31, 2012.

The Company has no unrecognized income tax benefits or provisions due to uncertain income tax positions. The Internal Revenue Service (IRS) examined the federal income tax returns for the years 2006, 2007, 2008 and 2009. The IRS did not propose any adjustments related to this examination. The following are the major tax jurisdictions in which the Company operates and the earliest tax year subject to examination:

Jurisdiction	Tax Year
United States of America	2010
Florida	2008

Income taxes related to securities transactions were $2,939,000, $471,000 and $1,422,000 in 2012, 2011 and 2010, respectively.